Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.625%
Investment Maturity Date		Feb. 15, 2017
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.875%
Investment Maturity Date		May 15, 2017
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.875%
Investment Maturity Date		Aug. 15, 2017
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.875%
Investment Maturity Date		Nov. 15, 2017
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	1.00%
Investment Maturity Date	Feb. 15, 2018
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	1.00%
Investment Maturity Date	May 15, 2018
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	1.00%
Investment Maturity Date	Aug. 15, 2018
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	1.25%
Investment Maturity Date	Nov. 15, 2018
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 150,502,788	$ 140,833,907